Label	Element	Value
WBI Power FactorTM High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001591939_SupplementTextBlock	WBI Power FactorTM High Dividend ETF (WBIY) Supplement dated March 7, 2017 to the Summary Prospectus and Prospectus each dated December 6, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	WBI Power FactorTM High Dividend ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The “Principal Investment Strategies” sections on page 3 of the Summary Prospectus and Prospectus are modified by replacing the second paragraph thereof with the following:

In particular, the Underlying Index is designed to select equity securities from the Parent Index with an above-average forecasted dividend yield, scored on the basis of three fundamental value characteristics (the “Power FactorsTM”): Trailing 12-month diluted earnings from continuing operations to price ratio (E/P); Trailing 12-month free cash flow to price ratio (CF/P); and Trailing 12-month sales to price ratio (S/P).

Please retain this Supplement with your Summary Prospectus and Prospectus.